ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2016
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 8:	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31
	2016	2015
	$	$
Liabilities related with the Smart ID acquisition	805	813
Accrued marketing expenses	818	838
Authorities	-	113
Professional services	318	160
Overheads	122	129
Legal contingent liability	236	6
Legal service providers	508	298
Other accrued expenses	690	65
	3,497	2,422